Preferred Shares (Details) - Schedule of Preferred Shares Activities - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Series Pre-A Preferred shares
Total Number of shares, Balance (in Shares)		35,190,468	[1]	37,217,774	[1]	19,242,444
Total Number of shares. Issuance of Preferred Shares (in Shares)						13,546,219
Total Number of shares, Re-designation from ordinary shares to Series Pre-A preferred share (in Shares)						4,429,111
Total Number of shares, Balance (in Shares)	[1]			35,190,468		37,217,774
Total Number of shares, Redemption of Preferred Shares (in Shares)	[1]			(2,027,306)
Total Number of shares, Transfer Preferred Shares to Ordinary shareholders (in Shares)	[1]	(35,190,468)
Total amount, Balance		¥ 1,558,881		¥ 1,503,139		¥ 785,891
Total amount. Issuance of Preferred Shares						653,247
Total amount, Accretions to Preferred Shares redemption value		762,169		188,271		(101,467)
Total amount, Re-designation from ordinary shares to Series Pre-A preferred share						165,468
Total amount, Balance				1,558,881		¥ 1,503,139
Total amount, Redemption of Preferred Shares				¥ (132,529)
Total amount, Transfer Preferred Shares to Ordinary shareholders		¥ (2,321,050)
Series Pre-A Preferred Shares [Member]
Series Pre-A Preferred shares
Total Number of shares, Balance (in Shares)		4,429,111		4,429,111
Total Number of shares, Re-designation from ordinary shares to Series Pre-A preferred share (in Shares)						4,429,111
Total Number of shares, Balance (in Shares)				4,429,111		4,429,111
Total Number of shares, Transfer Preferred Shares to Ordinary shareholders (in Shares)		(4,429,111)
Total amount, Balance		¥ 151,303		¥ 121,121
Total amount. Issuance of Preferred Shares
Total amount, Accretions to Preferred Shares redemption value		149,858		30,182		(44,347)
Total amount, Re-designation from ordinary shares to Series Pre-A preferred share						165,468
Total amount, Balance				151,303		¥ 121,121
Total amount, Redemption of Preferred Shares
Total amount, Transfer Preferred Shares to Ordinary shareholders		¥ (301,161)
Series A Preferred shares [Member]
Series Pre-A Preferred shares
Total Number of shares, Balance (in Shares)		9,181,406		9,181,406		9,181,406
Total Number of shares, Balance (in Shares)				9,181,406		9,181,406
Total Number of shares, Transfer Preferred Shares to Ordinary shareholders (in Shares)		(9,181,406)
Total amount, Balance		¥ 333,797		¥ 270,877		¥ 314,292
Total amount. Issuance of Preferred Shares
Total amount, Accretions to Preferred Shares redemption value		311,290		62,920		(43,415)
Total amount, Re-designation from ordinary shares to Series Pre-A preferred share
Total amount, Balance				333,797		¥ 270,877
Total amount, Redemption of Preferred Shares
Total amount, Transfer Preferred Shares to Ordinary shareholders		¥ (645,087)
Series B Preferred shares [Member]
Series Pre-A Preferred shares
Total Number of shares, Balance (in Shares)		8,033,732		8,033,732		8,033,732
Total Number of shares, Balance (in Shares)				8,033,732		8,033,732
Total Number of shares, Transfer Preferred Shares to Ordinary shareholders (in Shares)		(8,033,732)
Total amount, Balance		¥ 320,036		¥ 275,750		¥ 330,623
Total amount. Issuance of Preferred Shares
Total amount, Accretions to Preferred Shares redemption value		239,317		44,286		(54,873)
Total amount, Re-designation from ordinary shares to Series Pre-A preferred share
Total amount, Balance				320,036		¥ 275,750
Total amount, Redemption of Preferred Shares
Total amount, Transfer Preferred Shares to Ordinary shareholders		¥ (559,353)
Series C Preferred shares [Member]
Series Pre-A Preferred shares
Total Number of shares, Balance (in Shares)		1,955,000		3,982,306		2,027,306
Total Number of shares. Issuance of Preferred Shares (in Shares)						1,955,000
Total Number of shares, Balance (in Shares)				1,955,000		3,982,306
Total Number of shares, Redemption of Preferred Shares (in Shares)				(2,027,306)
Total Number of shares, Transfer Preferred Shares to Ordinary shareholders (in Shares)		(1,955,000)
Total amount, Balance		¥ 115,356		¥ 259,024		¥ 140,976
Total amount. Issuance of Preferred Shares						97,850
Total amount, Accretions to Preferred Shares redemption value		9,144		(11,139)		20,198
Total amount, Re-designation from ordinary shares to Series Pre-A preferred share
Total amount, Balance				115,356		¥ 259,024
Total amount, Redemption of Preferred Shares				¥ (132,529)
Total amount, Transfer Preferred Shares to Ordinary shareholders		¥ (124,500)
Series D1 Preferred Shares [Member]
Series Pre-A Preferred shares
Total Number of shares, Balance (in Shares)		399,496		399,496
Total Number of shares. Issuance of Preferred Shares (in Shares)						399,496
Total Number of shares, Balance (in Shares)				399,496		399,496
Total Number of shares, Transfer Preferred Shares to Ordinary shareholders (in Shares)		(399,496)
Total amount, Balance		¥ 22,639		¥ 20,452
Total amount. Issuance of Preferred Shares						19,400
Total amount, Accretions to Preferred Shares redemption value		1,853		2,187		1,052
Total amount, Re-designation from ordinary shares to Series Pre-A preferred share
Total amount, Balance				22,639		¥ 20,452
Total amount, Redemption of Preferred Shares
Total amount, Transfer Preferred Shares to Ordinary shareholders		¥ (24,492)
Series D2 Preferred Shares [Member]
Series Pre-A Preferred shares
Total Number of shares, Balance (in Shares)		765,057		765,057
Total Number of shares. Issuance of Preferred Shares (in Shares)						765,057
Total Number of shares, Balance (in Shares)				765,057		765,057
Total Number of shares, Transfer Preferred Shares to Ordinary shareholders (in Shares)		(765,057)
Total amount, Balance		¥ 39,144		¥ 34,992
Total amount. Issuance of Preferred Shares						33,034
Total amount, Accretions to Preferred Shares redemption value		3,519		4,152		1,958
Total amount, Re-designation from ordinary shares to Series Pre-A preferred share
Total amount, Balance				39,144		¥ 34,992
Total amount, Redemption of Preferred Shares
Total amount, Transfer Preferred Shares to Ordinary shareholders		¥ (42,663)
Series D3 Preferred Shares [Member]
Series Pre-A Preferred shares
Total Number of shares, Balance (in Shares)		10,426,666		10,426,666
Total Number of shares. Issuance of Preferred Shares (in Shares)						10,426,666
Total Number of shares, Balance (in Shares)				10,426,666		10,426,666
Total Number of shares, Transfer Preferred Shares to Ordinary shareholders (in Shares)		(10,426,666)
Total amount, Balance		¥ 576,606		¥ 520,923
Total amount. Issuance of Preferred Shares						502,963
Total amount, Accretions to Preferred Shares redemption value		47,188		55,683		17,960
Total amount, Re-designation from ordinary shares to Series Pre-A preferred share
Total amount, Balance				576,606		¥ 520,923
Total amount, Redemption of Preferred Shares
Total amount, Transfer Preferred Shares to Ordinary shareholders		¥ (623,794)

[1]	Shares authorized, issued and outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).